CONSOLIDATED INRERIM STATEMENTS OF PROFIT OR LOSS (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue		$ 5,104	$ 1,295
Cost of revenues		847	783
Gross profit		4,257	512
Operating expenses:
Research and development, net		8,817	10,169
Sales and marketing		1,920	1,728
General and administrative		3,184	3,312
Other expenses		524	0
Total operating expenses, net		14,445	15,209
Operating loss		(10,188)	(14,697)
Financing income		667	699
Financing expenses		(288)	(785)
Financing income (expenses), net		379	(86)
Share of loss of an associate		(20)	0
Loss before taxes on income		(9,829)	(14,783)
Taxes on income (tax benefit)		1	(24)
Loss		(9,830)	(14,759)
Attributable to:
Equity holders of the Company		(9,282)	(13,294)
Non-controlling interests		(548)	(1,465)
Loss		$ (9,830)	$ (14,759)
Basic loss per share, attributable to equity holders of the Company	[1]	$ (1.82)	$ (3.18)
Diluted loss per share, attributable to equity holders of the Company		$ (1.82)	$ (3.18)
Weighted average number of ordinary shares used in computing basic loss per share	[1]	5,087,029	4,177,554
Weighted average number of ordinary shares used in computing diluted loss per share		5,087,029	4,177,554

[1]	Shares and per share amounts have been retroactively adjusted to reflect the reverse stock split. See Note 9a.